Financial instruments included in the statement of financial position and impact on income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Details of non-current financial assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2020
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	505	104	401	505
Trade receivables	62	—	62	62
Cash and cash equivalents	119,151	—	119,151	119,151
Total assets	119,717	104	119,613	119,717
Financial liabilities
Non-current financial liabilities	44,107	—	44,107	44,107
Current financial liabilities	4,872	—	4,872	4,872
Trade payables and other payables	7,106	—	7,106	7,106
Total liabilities	56,085	—	56,085	56,085
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2019
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value(1)
Non-current financial assets
Non-current financial assets	529	130	399	529
Trade receivables	11	—	11	11
Cash and cash equivalents	35,094	—	35,094	35,094
Total assets	35,634	130	35,504	35,634
Financial liabilities
Non-current financial liabilities	43,435	—	43,435	43,435(1)
Current financial liabilities	1,091	—	1,091	1,091
Trade payables and other payables	7,770	—	7,770	7,770
Total liabilities	52,296	—	52,296	52,296
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance and the EIB loan, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
The impact on income (loss) is as follows:

	For the year ended December 31,
(in thousands of euros)	2020	2019
Cost of gross debt	(1,721)	1,354
Income from cash equivalents	—	105
Total fair value through profit or loss	(1,721)	1,459

Details of financial liabilities
Details of financial liabilities

(in thousands of euros)	As of December 31, 2020	As of December 31, 2019
Lease liabilities – Short term	1,197	591
Repayable advances OSEO/BPIfrance loan – Short term	500	500
PGE*	141	—
EIB loan – Short term	3,033	—
Total current financial liabilities	4,872	1,091
Lease liabilities – Long term	4,991	5,814
Repayable OSEO/Bpifrance loan advances – Long term	2,975	2,875
PGE*	9,922	—
EIB loan – Long term	26,218	34,746
Total non-current financial liabilities	44,107	43,435
Total financial liabilities	48,979	44,526
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2020
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	505	104	401	505
Trade receivables	62	—	62	62
Cash and cash equivalents	119,151	—	119,151	119,151
Total assets	119,717	104	119,613	119,717
Financial liabilities
Non-current financial liabilities	44,107	—	44,107	44,107
Current financial liabilities	4,872	—	4,872	4,872
Trade payables and other payables	7,106	—	7,106	7,106
Total liabilities	56,085	—	56,085	56,085
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2019
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value(1)
Non-current financial assets
Non-current financial assets	529	130	399	529
Trade receivables	11	—	11	11
Cash and cash equivalents	35,094	—	35,094	35,094
Total assets	35,634	130	35,504	35,634
Financial liabilities
Non-current financial liabilities	43,435	—	43,435	43,435(1)
Current financial liabilities	1,091	—	1,091	1,091
Trade payables and other payables	7,770	—	7,770	7,770
Total liabilities	52,296	—	52,296	52,296
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance and the EIB loan, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
The impact on income (loss) is as follows:

	For the year ended December 31,
(in thousands of euros)	2020	2019
Cost of gross debt	(1,721)	1,354
Income from cash equivalents	—	105
Total fair value through profit or loss	(1,721)	1,459

Disclosure of effect of changes in exchange rates
The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of capital contributions and loans to the Company’s U.S. subsidiaries as of December 31, 2020, 2019 and 2018.

	For the year ended December 31, 2020
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	5	(5)	124	(124)
Total	5	(5)	124	(124)

	For the year ended December 31, 2019
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	41	(41)	141	(141)
Total	41	(41)	141	(141)